Significant Accounting Policies (Cost Allocations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost Allocations to Related Party [Line Items]
Research and development expenses undertaken by Sohu	$ 707	$ 788	$ 1,105
Sohu [Member]
Cost Allocations to Related Party [Line Items]
Research and development expenses undertaken by Sohu	707	788	1,105
Share-based compensation related to Sogou employees	4	49	90
Total	$ 711	$ 837	$ 1,195